LONG-TERM INVESTMENTS - Components of Long Term Investments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair value measured at Measurement Alternative	$ 2,560,822	$ 2,632,742	$ 2,261,787
Equity investment accounted for using the equity method	4,015,866	4,216,222
Balance at end of the year	$ 6,576,688	$ 6,848,964